Commitments (Details Narrative) - Lei Shi's [Member] - USD ($)	Apr. 24, 2020	Jan. 07, 2020
Litigation settlement sought value		$ 172,804
Litigation settlement awarded from other party	$ 141,217
Liquidated damages	28,243
RMB [Member]
Litigation settlement sought value		$ 1,200,000
Litigation settlement awarded from other party	1,000,000
Liquidated damages	$ 200,000